CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (37,584,430)	¥ (266,199,240)	¥ (46,544,565)	¥ 54,737,791
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	147,016	1,041,272	9,246,249	9,599,219
Provision for doubtful accounts, net	(184,656)	(1,307,865)	6,034,215	1,440,000
Stock compensation expenses	16,888,816	119,618,420
Deferred tax benefit	(376,539)	(2,666,911)	(3,901,192)	(1,804,356)
Gain (loss) from short term investments	(17,522)	(124,104)	1,064,204
Loss from disposal of property and equipment				208
Loss (gain) from disposal of subsidiaries			(65,587)
Amortization of operating lease right-of-use assets	113,278	802,313	978,197	803,200
Amortization of debt discount				1,396,730
Impairment loss for goodwill	15,004,731	106,274,006	35,493,300	18,457,742
Impairment loss from long-lived assets	932,158	6,602,198	13,713,233
Change in fair value of warrant liabilities			(832,355)
Change in fair value of business acquisition payable				(3,239,892)
Change in operating assets and liabilities:
Accounts receivables	(49,498)	(350,576)	(6,448,443)	32,527,599
Inventories	128,348	909,047	4,649,193	(4,139,852)
Prepaid services fees	(3,186,175)	(22,566,719)	1,715,886	(15,546,090)
Other receivables and prepaid expenses			959,320	(1,528,701)
Prepaid expenses and deposits			125,755	68,145
Accounts payable	947,599	6,711,558	948,491	2,456,717
Deferred revenues	(117,626)	(833,113)	(2,312,407)	6,762,751
Other payables and accrued liabilities	1,062,372	7,524,461	(367,174)	1,817,942
Operating lease liabilities	(138,931)	(984,005)	(922,322)	(802,884)
Taxes payable	19,378	137,252	(382,068)	(4,476,089)
Net cash provided by (used in) operating activities	(6,411,681)	(45,412,006)	13,151,930	98,530,180
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of cost method investment			(600,000)	(600,000)
Sale of long term investments	177,370	1,256,260
Purchases of property and equipment	61,823	437,873	(1,082,389)	(232,314)
Purchases of short term investments	(2,599,455)	(18,411,162)	(109,791,056)	(103,299,083)
Redemption of short term investments			108,726,852	103,299,083
Payment for Shanghai Guoyu acquisition				(20,000,000)
Cash received from acquisitions			2,033	161,638
(Loan to) collection from third party			21,335,190	(21,160,000)
Net cash used in investing activities	(2,360,262)	(16,717,029)	18,590,629	(41,830,676)
CASH FLOWS FROM FINANCING ACTIVITIES:
Loan to Parent			(38,618,394)
Repayment to Parent			(201,054,030)	(28,935,483)
Proceeds from Parent	5,289,182	37,461,686	84,405,291	20,598,434
Proceeds from banking facility	1,906,053	13,500,000		7,628,692
Payments to banking facility				(20,531,692)
Proceeds from related party loans	3,613,231	25,591,431		5,616,145
Repayments to related party loans				(5,616,145)
Capital contribution from noncontrolling interests				330
Cash received from recapitalization of MicroAlgo			138,970,347
Deferred merger costs				(3,839,564)
Net cash provided by financing activities	10,808,466	76,553,117	(16,296,787)	(25,079,283)
EFFECT OF EXCHANGE RATE ON CASH, CASH EQUIVALENTS AND RESTRICTED CASH	716,861	5,077,311	9,896,303	(1,394,150)
CHANGE IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	2,753,384	19,501,393	25,342,076	30,226,071
CASH, CASH EQUIVALENTS AND RESTRICTED CASH, beginning of year	42,033,500	297,710,673	272,368,597	242,142,526
CASH, CASH EQUIVALENTS AND RESTRICTED CASH, end of year	44,786,884	317,212,066	297,710,673	272,368,597
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for income taxes	33,207	235,198	1,250,425	4,357,844
Cash paid for interest	17,648	124,995	20,124	113,131
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Deferred offering cost to offset proceed from recapitailzation			3,689,844
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	$ 82,841	¥ 586,741	¥ 742,238	¥ 621,909